Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 15,123,100	$ 25,353,900		$ 10,150,500
Accounts receivable		16,200
Prepaid expenses and other current assets	1,607,900	1,699,400		588,800
Total current assets	16,731,000	27,069,500		10,739,300
Property and equipment, net	6,900,400	3,629,000		2,066,000
Operating lease right-of-use asset	2,227,300
Other assets	31,100	31,100		24,400
Total Assets	25,889,800	30,729,600		12,829,700
Current Liabilities:
Accounts payable	2,302,600	2,214,300		665,200
Accrued expenses and other current liabilities	1,036,600	741,000		334,200
Interest payable				200
Note payable	285,700	454,500		362,400
Operating lease liability - short term	480,300
Total current liabilities	4,105,200	3,409,800		1,467,600
Deferred rent	5,500
Operating lease liability - long term	1,747,000
Total Liabilities	5,857,700	3,409,800		1,467,600
Stockholders' Equity:
Common stock, $0.001 par value: 300,000,000 shares authorized as of March 31, 2022 and December 31, 2021; 15,585,587 shares and 15,477,518 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	9,300	9,300		1,200
Additional paid-in capital	94,607,100	94,527,000		52,988,700
Accumulated deficit	(74,584,300)	(67,216,500)		(41,627,800)
Total Stockholders' Equity	20,032,100	27,319,800	$ 8,452,800	11,362,100	$ 1,979,000
Total Liabilities and Stockholders' Equity	$ 25,889,800	$ 30,729,600		$ 12,829,700
Series B Preferred Stock
Stockholders' Equity:
Preferred Stock					$ 1,306,900